As filed with the Securities and Exchange Commission on or about March 10, 2000

                                        Securities Act Registration No. 33-17450
                                Investment Company Act Registration No. 811-5341

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  29548

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]
     Pre-Effective Amendment No.                            [   ]
     Post-Effective Amendment No.   16                      [ X ]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]
     Amendment No.    17                                            [ X ]
                        (Check appropriate box or boxes)

                          STRONG DISCOVERY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                        53051
(Address of Principal Executive Offices)                           (Zip Code)
      Registrant's Telephone Number, including Area Code:  (414) 359-3400
                             Stephen J. Shenkenberg
                        Strong Capital Management, Inc.
                              100 Heritage Reserve
                       Menomonee Falls, Wisconsin  53051
                    (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box).

          [ X ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [   ]  on (date) pursuant to paragraph (b) of Rule 485
          [   ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485
          [   ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
          [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

          [   ]     this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 9th day of March, 2000.

                              STRONG DISCOVERY FUND, INC.
                              (Registrant)


                              By:   /S/ STEPHEN J. SHENKENBERG
                                      Stephen J. Shenkenberg, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

            NAME                            TITLE                      DATE
---------------------------  ----------------------------------  ----------------


                             Chairman of the Board (Principal
/s/ Richard S. Strong        Executive Officer) and a Director     March 9, 2000
---------------------------
Richard S. Strong

                             Treasurer (Principal Financial and
/s/ John W. Widmer           Accounting Officer)                   March 9, 2000
---------------------------
John W. Widmer


                             Director                              March 9, 2000
---------------------------
Marvin E. Nevins*



                             Director                              March 9, 2000
---------------------------
Willie D. Davis*



                             Director                              March 9, 2000
---------------------------
William F. Vogt*



                             Director                              March 9, 2000
---------------------------
Stanley Kritzik*



                             Director                              March 9, 2000
---------------------------
Neal Malicky*

* John S. Weitzer signs this document pursuant to powers of attorney filed with this Post-Effective Amendment to the Registration Statement on Form N-1A.


          By:  /S/ JOHN S. WEITZER
                  John S. Weitzer

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

                                 EXHIBIT INDEX

                                                                     EDGAR
EXHIBIT NO.                        EXHIBIT                        EXHIBIT NO.
-----------  --------------------------------------------------

(d)          Amended and Restated Investment Advisory Agreement  EX-99.d

(h.1)        Administration Agreement - Investor Class           EX-99.h1

(n)          Amended and Restated 18f-3 Plan                     EX-99.n

(q)          Power of Attorney dated March 9, 2000               EX-99.q







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